Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 05, 2014	Jun. 30, 2014	Feb. 10, 2014	Aug. 27, 2013	Jul. 23, 2013	Jun. 30, 2013
Business Acquisition [Line Items]
Goodwill	$ 134,939		$ 139,158				$ 138,312
Dalton Bus Line Limited
Business Acquisition [Line Items]
Property and equipment		$ 520
Intangible Assets		10
Fair value of net assets acquired		$ 530
Atlantic Express Transportation Corporation
Business Acquisition [Line Items]
Current assets, less current liabilities				$ 294
Property and equipment				19,807
Intangible Assets				1,736
Deferred Taxes				(1,841)
Fair value of net assets acquired				$ 19,996
Williams Bus Lines Co
Business Acquisition [Line Items]
Current assets, less current liabilities					$ 29
Property and equipment					1,343
Deferred Taxes					(525)
Fair value of net assets acquired					847
Goodwill					2,557
Total					$ 3,404
Scholastic Bus Co
Business Acquisition [Line Items]
Current assets, less current liabilities						$ 298
Property and equipment						2,104
Deferred Taxes						(772)
Fair value of net assets acquired						1,630
Goodwill						803
Total						$ 2,433